Intangible assets - Narrative (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Aug. 19, 2024	Jan. 09, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 291.0	$ 343.9	$ 459.9
Order backlog
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization	500.0
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization	$ 202.0
HumanFirst Inc
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired					$ 9.9
KCR S.A Group
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				$ 30.8